Share-based payments (Tables)	12 Months Ended
Sep. 30, 2021
Share-Based Payment Arrangements [Abstract]
Disclosure of information concerning outstanding stock options
The following table presents information concerning the outstanding stock options granted by the Company:

		2021		2020
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	8,934,097	61.33	9,891,592	54.64
Granted	995,160	97.86	913,560	110.65
Exercised (Note 19)	(1,290,919)	47.29	(1,438,877)	39.72
Forfeited	(622,940)	107.82	(431,223)	84.50
Expired	(3,321)	108.44	(955)	74.55
Outstanding, end of year	8,012,077	64.49	8,934,097	61.33
Exercisable, end of year	5,781,579	54.76	5,748,402	49.02

Disclosure of range of exercise prices of outstanding stock options
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2021:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
19.30 to 38.79	1,455,630	1.81	30.55	1,455,630	30.55
39.47 to 50.94	1,096,265	3.70	45.41	1,096,265	45.41
52.63 to 63.72	2,775,587	5.46	63.06	2,419,052	63.03
67.04 to 87.65	1,403,429	6.92	84.04	725,445	83.36
97.84 to 115.01	1,281,166	8.93	101.09	85,187	110.58
	8,012,077	5.37	64.49	5,781,579	54.76

Disclosure of number of options and weighted average remaining contractual life
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2021:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
19.30 to 38.79	1,455,630	1.81	30.55	1,455,630	30.55
39.47 to 50.94	1,096,265	3.70	45.41	1,096,265	45.41
52.63 to 63.72	2,775,587	5.46	63.06	2,419,052	63.03
67.04 to 87.65	1,403,429	6.92	84.04	725,445	83.36
97.84 to 115.01	1,281,166	8.93	101.09	85,187	110.58
	8,012,077	5.37	64.49	5,781,579	54.76

Disclosure of weighted average assumptions used in the calculation of fair value of stock options
The weighted average fair value of stock options granted in the year and the weighted average assumptions used in the calculation of their fair value on the date of grant using the Black-Scholes option pricing model were as follows:

	Year ended September 30
	2021	2020
Grant date fair value ($)	16.76	17.71
Dividend yield (%)	0.00	0.00
Expected volatility (%)[1]	20.76	16.60
Risk-free interest rate (%)	0.40	1.55
Expected life (years)	4.00	4.00
Exercise price ($)	97.86	110.65
Share price ($)	97.86	110.65
[1]    Expected volatility was determined using statistical formulas and based on the weekly historical average of closing daily share prices over the period of the expected life of stock options.

Disclosure of information concerning PSUs
The following table presents information concerning the number of outstanding PSUs granted by the Company:

Outstanding as at September 30, 2019	861,485
Granted[1]	607,342
Exercised (Note 19)	(157,788)
Forfeited	(79,569)
Outstanding as at September 30, 2020	1,231,470
Granted[1]	669,252
Exercised (Note 19)	(119,108)
Forfeited	(365,411)
Outstanding as at September 30, 2021	1,416,203
[1] The PSUs granted in 2021 had a grant date fair value of $94.00 per unit ($107.39 in 2020).
Disclosure of share-based payment expense
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2021	2020
	$	$
Stock options	13,108	16,378
PSUs	32,484	20,979
Share purchase plan	128,662	127,983
DSUs	2,876	(607)
	177,130	164,733